Consolidated statement of comprehensive incomes - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023		Apr. 30, 2024	Apr. 30, 2023
Statement of comprehensive income [abstract]
Net income		$ 1,749	$ 1,728	$ 1,689	[1]	$ 3,477	$ 2,122	[1]
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		1,244	(1,603)	784	[1]	(359)	(226)	[1]
Net gains (losses) on hedges of investments in foreign operations		(779)	962	(431)	[1]	183	112	[1]
Other comprehensive income, net of tax, exchange differences on translation		465	(641)	353	[1]	(176)	(114)	[1]
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		21	160	134	[1]	181	263	[1]
Net (gains) losses reclassified to net income		(21)	(10)	(25)	[1]	(31)	(32)	[1]
Other comprehensive income, net of tax, debt securities			150	109	[1]	150	231	[1]
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(374)	871	105	[1]	497	681	[1]
Net (gains) losses reclassified to net income		(92)	(116)	(107)	[1]	(208)	(480)	[1]
Other comprehensive income, net of tax, cash flow hedges		(466)	755	(2)	[1]	289	201	[1]
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		13	(78)	(69)	[1]	(65)	(163)	[1]
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(57)	(199)	7	[1]	(256)	(141)	[1]
Net gains (losses) on equity securities designated at FVOCI		(10)		7	[1]	(10)	13	[1]
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(54)	(277)	(55)	[1]	(331)	(291)	[1]
Total OCI	[2]	(55)	(13)	405	[1]	(68)	27	[1]
Comprehensive income		1,694	1,715	2,094	[1]	3,409	2,149	[1]
Comprehensive income attributable to non-controlling interests		10	12	11	[1]	22	20	[1]
Preferred shareholders and other equity instrument holders		61	67	67	[1]	128	139	[1]
Common shareholders		1,623	1,636	2,016	[1]	3,259	1,990	[1]
Comprehensive income attributable to equity shareholders		1,684	1,703	2,083	[1]	3,387	2,129	[1]
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(34)	45	(28)		11	7
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		78	(96)	32		(18)	(11)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		44	(51)	4		(7)	(4)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(2)	(32)	(29)		(34)	(63)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		8	4	10		12	13
Income tax (expense) benefit relating to debt securities of other comprehensive income		6	(28)	(19)		(22)	(50)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		144	(335)	(21)		(191)	(242)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		35	45	33		80	176
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		179	(290)	12		(111)	(66)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(5)	31	10		26	46
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		21	77	(6)		98	51
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		3		(3)		3	(4)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		19	108	1		127	93
Income tax (expense) benefit relating to components of other comprehensive income		$ 248	$ (261)	$ (2)		$ (13)	$ (27)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Includes $1 million of gains for the quarter ended April 30, 2024 (January 31, 2024: $53 million of gains; April 30, 2023: $40 million of gains) and $54 million of gains for the six months ended April 30, 2024 (April 30, 2023: $61 million of gains), relating to our investments in equity-accounted associates and joint ventures.